John Hancock Funds II
601 Congress Street
Boston, MA 02210
March 20, 2012
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	John Hancock Funds II (the “Trust”) on behalf of:
John Hancock Lifecycle 2010-2050 Portfolios (the “Funds”) File Nos. 333-126293; 811-21779
Ladies and Gentlemen:
On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data files with respect to risk/return summary information previously filed with the U.S. Securities and Exchange Commission on January 24, 2012 (Accession No. 0000950123-12-001743).
The interactive data files included as exhibits to this filing relate to the form of prospectuses filed with the U.S. Securities and Exchange Commission on March 1, 2012 on behalf of the Funds pursuant to Rule 497(e) (Accession No. 0000950123-12-004351), each of which is incorporated by reference into this Rule 497 Document. This filing amends and restates the interactive data files with respect to the fund summary of the prospectuses of the John Hancock Lifecycle 2010-2050 Portfolios.
If you have any questions, please call the undersigned at 617-663-2261.
Sincerely,
/s/ Christopher Sechler
Christopher Sechler
Assistant Secretary